Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Tables)	12 Months Ended
Mar. 31, 2022
Offsetting [Abstract]
Offsetting Assets	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2021:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥11,997	¥—	¥11,997	¥(8,628)	¥(605)	¥2,764
Receivables under resale agreements	16,053	(2,273)	13,780	(12,687)	(37)	1,056
Receivables under securities borrowing transactions	3,370	—	3,370	(3,289)	—	81
Total	¥31,420	¥(2,273)	¥29,147	¥(24,604)	¥(642)	¥3,901
Financial liabilities:
Derivative liabilities	¥11,714	¥—	¥11,714	¥(8,545)	¥(1,624)	¥1,545
Payables under repurchase agreements	26,800	(2,232)	24,568	(23,835)	(60)	673
Payables under securities lending transactions	843	—	843	(814)	(2)	27
Obligations to return securities received as collateral	6,582	—	6,582	(1,931)	—	4,651
Total	¥45,939	¥(2,232)	¥43,707	¥(35,125)	¥(1,686)	¥6,896

At March 31, 2022:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet(1)	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥10,611	¥—	¥10,611	¥(7,032)	¥(620)	¥2,959
Receivables under resale agreements	14,527	(2,024)	12,503	(11,614)	(29)	860
Receivables under securities borrowing transactions	4,571	(75)	4,496	(4,367)	—	129
Total	¥29,709	¥(2,099)	¥27,610	¥(23,013)	¥(649)	¥3,948
Financial liabilities:
Derivative liabilities	¥10,948	¥—	¥10,948	¥(6,749)	¥(2,225)	¥1,974
Payables under repurchase agreements	29,717	(1,991)	27,726	(26,115)	(85)	1,526
Payables under securities lending transactions	1,097	(75)	1,022	(990)	(5)	27
Obligations to return securities received as collateral	6,826	—	6,826	(1,864)	—	4,962
Total	¥48,588	¥(2,066)	¥46,522	¥(35,718)	¥(2,315)	¥8,489

Note:
(1) Net amounts in this table includes those relating to Financial assets and liabilities of transferred business of MUFG Union Bank. See Note 2 for more information.

Offsetting Liabilities	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2021:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥11,997	¥—	¥11,997	¥(8,628)	¥(605)	¥2,764
Receivables under resale agreements	16,053	(2,273)	13,780	(12,687)	(37)	1,056
Receivables under securities borrowing transactions	3,370	—	3,370	(3,289)	—	81
Total	¥31,420	¥(2,273)	¥29,147	¥(24,604)	¥(642)	¥3,901
Financial liabilities:
Derivative liabilities	¥11,714	¥—	¥11,714	¥(8,545)	¥(1,624)	¥1,545
Payables under repurchase agreements	26,800	(2,232)	24,568	(23,835)	(60)	673
Payables under securities lending transactions	843	—	843	(814)	(2)	27
Obligations to return securities received as collateral	6,582	—	6,582	(1,931)	—	4,651
Total	¥45,939	¥(2,232)	¥43,707	¥(35,125)	¥(1,686)	¥6,896

At March 31, 2022:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet(1)	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥10,611	¥—	¥10,611	¥(7,032)	¥(620)	¥2,959
Receivables under resale agreements	14,527	(2,024)	12,503	(11,614)	(29)	860
Receivables under securities borrowing transactions	4,571	(75)	4,496	(4,367)	—	129
Total	¥29,709	¥(2,099)	¥27,610	¥(23,013)	¥(649)	¥3,948
Financial liabilities:
Derivative liabilities	¥10,948	¥—	¥10,948	¥(6,749)	¥(2,225)	¥1,974
Payables under repurchase agreements	29,717	(1,991)	27,726	(26,115)	(85)	1,526
Payables under securities lending transactions	1,097	(75)	1,022	(990)	(5)	27
Obligations to return securities received as collateral	6,826	—	6,826	(1,864)	—	4,962
Total	¥48,588	¥(2,066)	¥46,522	¥(35,718)	¥(2,315)	¥8,489

Note:
(1) Net amounts in this table includes those relating to Financial assets and liabilities of transferred business of MUFG Union Bank. See Note 2 for more information.